SCHEDULE OF INVESTMENTS (000)*

December 31, 2021 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 2.2%

Air Canada, Class A1	5,798,200	$96,117

Canadian National Railway Co.	366,300	44,652

		140,769

China — 0.5%

Beijing Capital International Airport Co. Ltd., Class H1	56,452,000	34,526

France — 15.1%

Alstom S.A.	3,118,214	110,102

AXA SA	4,263,513	126,178

BNP Paribas SA	229,421	15,773

Danone SA	1,893,353	117,023

Pernod Ricard SA	277,223	66,316

Sanofi	1,935,045	193,071

TotalEnergies SE	3,935,817	199,200

Valeo	1,881,270	56,411

Vinci S.A.	725,620	76,202

		960,276

Germany — 9.8%

BASF SE	2,112,767	147,446

Bayer AG	1,314,423	69,798

Infineon Technologies AG	207,990	9,521

RWE AG	3,180,553	128,136

SAP SE	1,314,316	183,929

Siemens AG	492,511	84,821

		623,651

Hong Kong — 1.4%

Sands China Ltd.[1]	37,638,000	87,637

Indonesia — 0.7%

Bank Mandiri Persero Tbk PT	84,947,100	41,901

Ireland — 1.5%

Ryanair Holdings PLC ADR[1]	952,777	97,498

Italy — 6.2%

Enel SpA	19,711,173	156,720

UniCredit SpA	15,437,047	235,945

		392,665

Japan — 8.6%

FANUC Corp.	1,025,800	217,961

Murata Manufacturing Co. Ltd.	1,386,600	110,555

Sompo Holdings Inc.	349,100	14,717

Sumitomo Mitsui Financial Group Inc.	2,354,200	80,358

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Japan — (continued)

Takeda Pharmaceutical Co. Ltd.	4,427,400	$120,858

		544,449

Mexico — 0.4%

Grupo Financiero Banorte SAB de CV, Class O	3,626,557	23,577

Netherlands — 4.5%

Akzo Nobel NV	701,670	76,652

ArcelorMittal S.A.	1,562,318	49,833

ING Groep NV	3,097,512	42,821

Royal Dutch Shell PLC, Class A	5,382,447	117,074

		286,380

Peru — 0.5%

Credicorp Ltd.	279,630	34,134

South Korea — 5.1%

Samsung Electronics Co. Ltd.	3,442,942	226,115

SK Hynix Inc.	909,727	99,918

		326,033

Spain — 7.0%

Aena SME S.A.[1]	650,111	101,802

Amadeus IT Group S.A.[1]	2,735,921	184,076

Banco Bilbao Vizcaya Argentaria S.A.	8,679,338	51,186

CaixaBank SA	40,556,053	110,157

		447,221

Sweden — 0.9%

Swedbank AB	2,901,247	58,186

Switzerland — 10.4%

Cie Financiere Richemont SA, Class A	619,050	92,199

Credit Suisse Group AG	9,602,271	92,789

Novartis AG	2,261,841	198,090

Roche Holding AG	365,858	151,274

Zurich Insurance Group AG	286,891	125,262

		659,614

United Kingdom — 21.4%

AstraZeneca PLC	1,147,559	134,400

Balfour Beatty PLC	6,033,980	21,336

Barclays PLC	33,917,357	85,599

BP PLC	44,626,954	199,055

British American Tobacco PLC	2,919,200	107,693

Compass Group PLC[1]	4,680,386	104,288

GlaxoSmithKline PLC	2,217,388	48,079

Prudential PLC	7,155,573	123,081

RELX PLC (EUR)	531,181	17,150

RELX PLC (GBP)	1,490,865	48,330

Rolls-Royce Holdings PLC[1]	153,792,610	255,048

Unilever PLC	2,787,718	148,442

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2021 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

United Kingdom — (continued)

WH Smith PLC[1]	3,408,418	$68,080

		1,360,581

Total Common Stock

(Cost $5,636,122) — 96.2%		6,119,098

PREFERRED STOCK

Germany — 1.5%

Volkswagen AG ‡	487,558	97,388

Total Preferred Stock

(Cost $104,471) — 1.5%		97,388

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.026% **	119,637,123	119,637

Total Short-Term Investment

(Cost $119,637) — 1.9%		119,637

Total Investments — 99.6%

(Cost $5,860,230)		6,336,123

Other Assets in Excess of Liabilities — 0.4%		25,530

Net Assets — 100.0%		$6,361,653

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2021.
‡	There is currently no rate available.
1	Non-income producing security.

ADR	American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$140,769	$—	$—	$140,769
China	34,526	—	—	34,526
France	—	960,276	—	960,276
Germany	—	623,651	—	623,651
Hong Kong	87,637	—	—	87,637
Indonesia	—	41,901	—	41,901
Ireland	97,498	—	—	97,498
Italy	—	392,665	—	392,665
Japan	—	544,449	—	544,449
Mexico	23,577	—	—	23,577
Netherlands	—	286,380	—	286,380
Peru	34,134	—	—	34,134

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
South Korea	$—	$326,033	$—	$326,033
Spain	—	447,221	—	447,221
Sweden	—	58,186	—	58,186
Switzerland	—	659,614	—	659,614
United Kingdom	1,343,431	17,150	—	1,360,581

Total Common Stock	1,761,572	4,357,526	—	6,119,098

Preferred Stock
Germany	—	97,388	—	97,388

Total Preferred Stock	—	97,388	—	97,388

Short-Term Investment	119,637	—	—	119,637

Total Investments in Securities	$1,881,209	$4,454,914	$—	$6,336,123

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-3500